Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	$ 5,333	$ 10,858	$ 6,929
Accounts receivable	55,275	47,731
Accounts payable	2,230	1,656
Other accrued liabilities	62,040	41,382
Class B Series Two and Three share liability	7,349	9,951
Long-term debt (including portion due within one year)	204,936	274,098
Conversion right on 6.25% Convertible Debentures	9	236
Derivative financial instrument		83
Other long term liabilities	17,423	15,431
Financial and Nonfinancial Liabilities, Fair Value Disclosure, Total	$ 293,987	$ 342,837